Note 2 - Significant Accounting Policies	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.
Significant Accounting Policies

A summary of the Company's significant accounting policies is identified in Note
2
of the Company’s Annual Report on Form
20
-F for the fiscal year ended
December 31, 2016.
There have been
no
changes to the Company’s significant accounting policies, except as noted below.

Recent accounting pronouncements

During the
six
-month period ended
June 30, 2017,
we adopted ASU
2015
-
11,
Simplifying the Measurement of Inventory and ASU
No
2016
-
09,
Stock Compensation. The adoption of these ASU’s had
no
impact on our unaudited interim condensed consolidated financial statements.

In
May 2014,
the FASB issued ASU
No.
2014
-
09,
“Revenue from Contracts with Customers” (“ASU
2014
-
09”
), which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU
2014
-
09
defines a
five
-step process to achieve this core principle and, in doing so, more judgment and estimates may
be required within the revenue recognition process than are required under existing U.S. GAAP. Subsequent to the issuance of ASU
2014
-
09,
the FASB issued the following ASU’s which amend or provide additional guidance on topics addressed in ASU
2014
-
09.
  In
March 2016,
the FASB issued ASU
No.
2016
-
08,
“Revenue Recognition - Principal versus Agent” (reporting revenue gross versus net). In
April 2016,
the FASB issued ASU
No.
2016
-
10,
“Revenue Recognition - Identifying Performance Obligations and Licenses.”   Lastly, in
May 2016,
the FASB issued
No.
ASU
2016
-
12,
“Revenue Recognition - Narrow Scope Improvements and Practical Expedients.”   The standard is effective for annual periods beginning after
December 15, 2017,
and interim periods therein, and shall be applied either retrospectively to each period presented or as a cumulative effect adjustment as of the date of adoption. Early adoption of the standard, but not
before
December 15, 2016
is permitted. The Company believes that the implementation of this update will not
have any material impact on its financial statements and has not
elected early adoption. When adopted, the update will be applied as a cumulative adjustment that will affect the Company’s opening accumulated deficit.

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases. The standard amends the existing accounting standards for lease accounting and adds additional disclosures about leasing arrangements.  The ASU requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by most leases, while lessor accounting remains largely unchanged. The new leases standard requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. This update is effective for public entities with reporting periods beginning after
December 15, 2018.
Early adoption is permitted for all entities. The Company is currently evaluating the impact, if any, of the adoption of this new standard
.

In
June 2016,
the FASB issued ASU
2016
-
13,
Financial Instruments - Credit Losses. The main objective of this Update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this Update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The ASU requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. For public business entities that are U.S. Securities and Exchange Commission (SEC) filers, the amendments in this Update are effective for fiscal years beginning after
December 15, 2019,
including interim periods within those fiscal years. The Company has not
yet evaluated the impact, if any, of the adoption of this new standard.

In
August 2016,
the FASB issued ASU
2016
-
15,
Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments. This Update addresses eight
specific cash flow issues with the objective of reducing the existing diversity in practice. The amendments are effective for public business entities for fiscal years beginning after
December 15, 2017,
and interim periods within those fiscal years. Early adoption is permitted for all entities.  The Company believes that the implementation of this update will not
have any material impact on its financial statements and has not
elected early adoption.

In
November 2016,
the FASB issued ASU
2016
-
18,
“Statement of Cash Flows: Restricted Cash” This ASU requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. This update is effective for public entities with reporting periods beginning after
December
15,
2017,
including interim periods within those years. The Company has elected early adoption of this standard as of
January 1, 2017
and the statements of cash flows for the
six
months ended
June 30, 2016
and
2017
explain the change during the respective periods in the total cash, cash equivalents and restricted cash. This presentation was applied retrospectively to all periods presented as required under the guidance.

In
January 2017,
the FASB issued ASU
No.
2017
-
01,
 Business Combinations (Topic
805
): Clarifying the Definition of a Business ("ASU
2017
-
01"
). ASU
2017
-
01
 provides greater clarity on the definition of a business to assist entities in evaluating whether transactions should be accounted for as an acquisition or disposal of assets or businesses. ASU
2017
-
01
 is effective for public entities on
January 1, 2018,
with early adoption permitted. Because all of the Company’s acquisitions have been asset acquisitions, the Company does not
expect the adoption of this new standard to have an impact on its consolidated financial statements.